5. EQUIPMENT, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Less: accumulated depreciation	$ (72,424)	$ (44,040)
Equipment, net	109,290	113,532
Office equipment [Member]
Estimated useful lives of equipment	5 years
Equipment, gross	50,496	26,354
Mining and other equipment [Member]
Estimated useful lives of equipment	5-7 years
Equipment, gross	$ 131,218	$ 131,218